UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4103

Seligman High Income Fund Series
(Exact name of Registrant as specified in charter)

50606 Ameriprise Financial Center
Minneapolis, Minnesota 55474
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 3/31/09

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman High Income Fund Series
Schedules of Investments (unaudited)
March 31, 2009

Seligman High-Yield Fund

	Principal Amount or Shares		Value

Corporate Bonds 92.8%
Aerospace and Defense 1.5%
Alion Science and Technology 10.25%, 2/1/2015	$1,300,000		$325,000
L3 Comminications 5.875%, 1/15/2015	2,000,000		1,865,000

			2,190,000

Automotive 1.0%
Ford Motor 7.45%, 7/16/2031	4,250,000		1,370,625

Building Materials 0.7%
Gibraltar Industries 8%, 12/1/2015	1,735,000		945,575

Chemicals 5.2%
Chemtura 6.875%, 6/1/2016††	2,789,000		1,268,995
Invista 9.25%, 5/1/2012*	2,685,000		2,416,500
MacDermid 9.5%, 4/15/2017	1,210,000		423,500
Momentive Performance Materials 10.125%, 12/1/2014	3,000,000		600,000
Nalco 8.875%, 11/15/2013	825,000		796,125
Nova Chemicals 5.72%, 11/15/2013#	2,540,000		1,917,700

			7,422,820

Construction Machinery 0.3%
Terex 8%, 11/15/2017	545,000		444,175

Consumer Cyclical Services 0.9%
West 11%, 10/15/2016	2,000,000		1,340,000

Consumer Products 3.2%
ARAMARK 8.5%, 2/1/2015	720,000		666,000
Jarden 7.5%, 5/1/2017	1,905,000		1,543,050
Visant 0% (10.25%†), 12/1/2013	2,525,000		2,360,875

			4,569,925

Containers 1.4%
Owens-Brockway Glass Container 8.25%, 5/15/2013	2,000,000		2,020,000

Electric 7.1%
Allegheny Energy Supply 7.8%, 3/15/2011	2,000,000		2,000,472
Dynegy 8.75%, 2/15/2012	2,500,000		1,706,250
Edison Mission Energy 7%, 5/15/2017	1,950,000		1,433,250
Energy Future Holdings 10.875%, 11/1/2017	955,000		620,750
Nisource Finance:
5.4%, 7/15/2014	795,000		637,021
6.8%, 1/15/2019	740,000		595,669
NRG Energy 7.375%, 2/1/2016	1,900,000		1,771,750
Sierra Pacific Resources 8.625%, 3/15/2014	609,000		577,030
TXU 5.55%, 11/15/2014	2,000,000		754,174

			10,096,366

Entertainment 0.9%
AMC Entertainment 11%, 2/1/2016	1,420,000		1,299,300

Environmental 1.9%
Browning-Ferris Industries 7.4%, 9/15/2035	1,500,000		1,319,472
Crown Cork & Seal 8%, 4/15/2023	1,500,000		1,342,500

			2,661,972

Food and Beverage 3.0%
ASG Consolidated/ASG Finance 11.5%, 11/1/2011	1,500,000		1,260,000
Constellation Brands 8.375%, 12/1/2011	500,000		505,000
Cott Beverages USA 8%, 12/15/2011	2,128,000		1,212,960
Pinnacle Foods Finance 9.25%, 4/1/2015	1,515,000		1,212,000

			4,189,960

Gaming 4.5%
Boyd Gaming 7.125%, 2/1/2016	2,175,000		1,185,375
FireKeepers Development Authority 13.875%, 5/1/2015	1,000,000		615,000
Indianapolis Downs LLC & Capital 11%, 11/1/2012*	1,495,000		807,300
MGM Mirage 8.5%, 9/15/2010	1,205,000		433,800
Pokagon Gaming Authority 10.375%, 6/15/2014*	1,335,000		1,114,725
San Pasqual 8%, 9/15/2013	1,000,000		747,500
Seneca Gaming 7.25%, 5/1/2012	645,000		415,218
Shingle Springs Tribal Gaming Authority 9.375%, 6/15/2015*	2,700,000		1,134,000

			6,452,918

Gas Distributors 0.6%
Southwestern Energy 7.5%, 2/1/2018*	855,000		829,350

Gas Pipelines 1.4%
El Paso:
12%, 12/12/2013	400,000		428,000
6.875%, 6/15/2014	130,000		116,443
8.25% 2/15/2016	490,000		460,600
Williams Companies 8.75%, 1/15/2020	415,000		413,636
Williams Partners 7.25%, 2/1/2017	605,000		514,979

			1,933,658

Health Care 8.4%
CHS Community Health System 8.875%, 7/15/2015	1,415,000		1,344,250
DaVita 7.25%, 3/15/2015	1,500,000		1,449,375
HCA:
9.125%, 11/15/2014*	500,000		471,250
6.5%, 2/15/2016	2,000,000		1,320,000
9.625%,11/15/2016	1,390,000		1,112,000
9.875%, 2/15/2017	190,000		180,500
7.5%, 11/6/2033	1,900,000		959,500
IASIS Healthcare/IASIS Capital 8.75%, 6/15/2014	1,800,000		1,701,000
Omnicare 6.875%, 12/15/2015	1,350,000		1,215,000
Select Medical 7.654%, 9/15/2015#	2,250,000		1,215,000
Vanguard Health Holding 9%, 10/1/2014	1,000,000		887,500

			11,855,375

Health Care Insurance 0.7%
Coventry Health Care:
6.3%, 8/15/2014	380,000		258,538
5.95%, 3/15/2017	1,140,000		726,838

			985,376

Home Construction 0.7%
K Hovnanian Enterprises 11.5%, 5/1/2013	1,375,000		964,219

Independent Energy 8.8%
Chesapeake Energy 7.625%, 7/15/2013	3,050,000		2,501,000
Connacher Oil and Gas 10.25%, 12/15/2015*	1,485,000		475,200
Denbury Resources 9.75%, 3/1/2016	610,000		591,700
EXCO Resources 7.25%, 1/15/2011	1,300,000		1,014,000
Forest Oil:
8.5%, 2/15/2014	705,000		657,413
7.25%, 6/15/2019	2,000,000		1,590,000
Hilcorp Energy I LP/Hilcorp Finance 7.75%, 11/1/2015*	1,450,000		1,065,750
PetroHawk Energy:
9.125%, 7/15/2013	1,125,000		1,085,625
10.5%, 8/1/2014*	770,000		770,000
Quicksilver Resources 7.125%, 4/1/2016	1,700,000		816,000
Range Resources 7.25%, 5/1/2018	1,000,000		900,000
SandRidge Energy 8.625%, 4/1/2015##	1,625,000		1,064,375

			12,531,063

Media Cable 5.7%
CCO Holdings 8.75%, 11/15/2013††	1,515,000		1,272,600
Charter Communications Operating Capital 8.375%, 4/30/2014*	2,000,000		1,770,000
CSC Holdings:
6.75%, 4/15/2012	1,000,000		967,500
8.5%, 4/15/2014	1,025,000		1,014,750
8.5%, 6/15/2015*	1,100,000		1,080,750
8.625%, 2/15/2019	175,000		169,313
Mediacom Broadband 8.5%, 10/15/2015	1,000,000		905,000
Videotron 9.125%, 4/15/2018	210,000		214,462
Virgin Media Finance 8.75%, 4/15/2014	800,000		760,000

			8,154,375

Media Non-Cable 9.9%
DirecTV Holdings/DirecTV Financing 6.375%, 6/15/2015	1,675,000		1,587,063
Echostar 6.625%, 10/1/2014	2,550,000		2,288,625
Intelsat Jackson Holdings 11.25%, 6/15/2016	1,725,000		1,681,875
Intelsat Subsidiary Holding 8.875%, 1/15/2015	90,000		83,925
Lamar Media:
9.75%, 4/1/2014*	1,540,000		1,507,275
6.625%, 8/15/2015	1,775,000		1,304,625
LBI Media 8.5%, 8/1/2017	1,000,000		275,000
Liberty Media:
5.7%, 5/15/2013	2,740,000		2,047,723
8.5%, 7/15/2029	1,000,000		565,181
Nielsen Finance:
11.625%, 2/1/2014	370,000		335,312
10%, 8/1/2014	2,000,000		1,730,000
Quebecor Media 7.75%, 3/15/2016	910,000		696,150

			14,102,754

Metals 2.4%
Freeport-McMoRan Copper & Gold 8.375%, 4/1/2017	2,000,000		1,872,638
Noranda Aluminium Acquisition 6.595%, 5/15/2015#	3,165,000		996,975
Peabody Energy 6.875%, 3/15/2013	500,000		490,000

			3,359,613

Non-Captive Diversified 0.9%
Ford Motor Credit 10.25%, 9/15/2010	1,500,000		1,234,347

Oli Field Services 0.9%
Bristow Group 7.5%, 9/15/2017	1,000,000		755,000
Helix Energy Solutions 9.5%, 1/15/2016*	950,000		565,250

			1,320,250

Other 0.1%
Chart Industries 9.125%, 10/15/2015	180,000		132,300

Other Financial Institutions 0.9%
Cardtronics 9.25%, 8/15/2013	1,925,000		1,241,625

Paper 2.8%
Boise Cascade 7.125%, 10/15/2014	100,000		41,500
Cascades 7.25%, 2/15/2013	500,000		281,250
Georgia-Pacific:
7.125%, 1/15/2017	340,000		316,200
8.875%, 5/15/2031	3,000,000		2,415,000
Newpage:
7.42%, 5/1/2012#	270,000		87,750
10%, 5/1/2012	2,020,000		712,050
Norampac Industries 6.75%, 6/1/2013	95,000		42,750
Smurfit-Stone Container 8%, 3/15/2017††	1,000,000		125,000

			4,021,500

Pharmaceuticals 0.7%
Warner Chilcott 8.75%, 2/1/2015	1,000,000		965,000

Technology 3.6%
Communications & Power Industries 8%, 2/1/2012	1,700,000		1,506,625
Flextronics International 6.25%, 11/15/2014	1,200,000		1,020,000
SS&C Technologies 11.75%, 12/1/2013	1,070,000		914,850
SunGard Data System 9.125%, 8/15/2013	1,900,000		1,662,500

			5,103,975

Trading Companies and Distributors 0.1%
United Rentals North America 6.5%, 2/15/2012	190,000		152,950

Transportation Services 1.3%
Erac USA Finance 6.375%, 10/15/2017*	835,000		538,438
Hertz 8.875%, 1/1/2014	2,185,000		1,335,581

			1,874,019

Wireless 4.7%
Cricket Communications 10%, 7/15/2015*	800,000		774,000
MetroPCS Wireless 9.25%, 11/1/2014	1,885,000		1,836,400
Nextel Communications 7.375%, 8/1/2015	1,930,000		1,032,550
Sprint Capital:
7.625%, 1/30/2011	1,510,000		1,404,300
8.375%, 3/15/2012	610,000		552,050
Sprint Nextel 6%, 12/1/2016	1,500,000		1,080,000

			6,679,300

Wirelines 6.6%
Cincinnati Bell 8.375%, 1/15/2014	345,000		326,025
Citizens Communications 6.625%, 3/15/2015	650,000		552,500
Fairpoint Communications 13.125%, 4/1/2018*	1,000,000		195,000
Frontier Communications 7.125%, 3/15/2019	900,000		711,000
Level 3 Financing 12.25%, 3/15/2013	2,165,000		1,634,575
Qwest:
7.625%, 6/15/2015	2,000,000		1,810,000
6.5%, 6/1/2017	800,000		668,000
6.875%, 9/15/2033	500,000		330,000
Time Warner Telecom Holdings 9.25%, 2/15/2014	720,000		698,400
Windstream:
8.625%, 8/1/2016	1,575,000		1,555,312
7%, 3/15/2019	1,000,000		885,000

			9,365,812

Total Corporate Bonds			131,810,497

Money Market Fund 6.7%
SSgA U.S. Treasury Money Market Fund	9,544,973	shs.	9,544,973

Total Investments 99.5%			141,355,470

Other Assets Less Liabilities 0.5%			703,164

Net Assets 100.0%			$142,058,634

Seligman U.S. Government Securities Fund

	Principal Amount or Shares		Value

US Full Faith and Credit Obligations 34.7%
US Treasury Bonds:
1.75%, 1/15/2028	$503,860		$484,178
5.25%, 2/15/2029	2,475,000		3,048,505
5.375%, 2/15/2031	375,000		472,910
4.5%, 2/15/2036	585,000		674,213
US Treasury Inflation-Protected Securities:
2%, 1/15/2014	354,191		365,591
2%, 1/15/2016	276,552		285,799
US Treasury Notes:
2.125%, 4/30/2010	260,000		264,398
4.5%, 2/28/2011	175,000		187,332
4.875%, 6/30/2012	735,000		820,214
4.125%, 8/31/2012	2,830,000	ØØØ	3,100,177
4%, 2/15/2014	405,000		450,721
1.875%, 2/28/2014	4,440,000	ØØØ	4,489,963
1.75%, 3/31/2014	1,420,000		1,425,326
4.625%, 11/15/2016	1,000,000		1,160,001
2.625%, 2/29/2016	3,000,000		3,077,580
1.375%, 7/15/2018	244,753		243,299
2.75%, 2/15/2019	5,635,000	ØØØ	5,667,587
US Treasury STRIPS Principal 6.5%, 11/15/2026***	2,400,000		1,247,016

Total US Full Faith and Credit Obligations			27,464,810

US Government Agency ObligationsØ 24.0%
Fannie Mae:
3.255%, 6/9/2010	580,000		594,515
3.25%, 8/12/2010	870,000		895,171
2%, 3/2/2011	665,000		666,964
4.75%, 11/19/2012	730,000		800,988
4.09%, 5/7/2013	785,000		787,452
2.75%, 2/5/2014	820,000		832,980
5%, 2/13/2017	2,500,000	ØØØ	2,740,555
5%, 7/9/2018	500,000		500,466
Federal Home Loan Bank:
2.625%, 5/20/2011	2,565,000	ØØØ	2,605,435
3.625%, 10/18/2013	2,000,000		2,088,272
5%, 11/17/2017	500,000		547,274
Freddie Mac:
1.625%, 8/18/2010	675,000		675,481
6%, 6/15/2011	500,000		548,600
5.5%, 8/20/2012	2,610,000	ØØØ	2,911,447
2.125%, 3/23/2012	800,000		806,642
5%, 7/15/2014	900,000		1,010,513

Total US Government Agency Obligations			19,012,755

Mortgage-Backed SecuritiesØØ 48.1%
Fannie MaeØ:
4.5%, 12/1/2020	943,302		977,281
5%, 6/25/2025	2,000,000	ØØØ	2,107,766
4.853%, 11/1/2034#	1,023,727		1,046,554
4.739%, 8/1/2035#	1,280,659		1,299,979
5.5%, 2/1/2036	1,974,916		2,054,375
5.35%, 4/1/2036#	786,024		813,895
6.032%, 4/1/2036#	1,218,986		1,267,532
5.954%, 8/1/2036#	623,075		645,799
5.827%, 9/1/2037#	945,298		984,251
6.5%, 9/1/2037	1,970,281		2,071,030
6.5%, 12/1/2037	3,421,284		3,608,694
Freddie MacØ:
6.164%, 8/1/2036#	752,593		779,646
6.112%, 12/1/2036#	1,494,193		1,558,664
Freddie Mac GoldØ:
5%, 5/1/2018	1,303,097		1,361,641
5.5%, 10/1/2018	1,114,062		1,167,061
7%, 4/1/2038	357,884		379,170
6%, TBA 4/2009	1,000,000		1,045,469
4.5%, TBA 4/2009	3,000,000		3,087,186
5.5%, TBA 4/2009	2,800,000		2,919,437
5.5%, TBA 4/2009	3,250,000		3,372,382
6.5%, TBA 4/2009	3,000,000		3,159,846
Ginnie Mae:
5%, 5/20/2029	378,405		382,968
5.5%, 10/15/2035	1,541,969		1,609,598
Small Business Administration 5.199%, 8/10/2012	376,927		389,085

Total Mortgage-Backed Securities			38,089,309

Corporate Bonds 4.9%
Bank of America 2.1%, 4/30/2012	825,000		827,289
Barclays Bank 2.7%, 3/5/2012	780,000		784,336
General Electric Capital 1.8%, 3/11/2011	1,030,000		1,033,231
JPMorgan Chase 1.65%, 2/23/2011	285,000		286,328
Morgan Stanley 1.508%, 2/10/2012#	895,000		899,767

Total Corporate Bonds			3,830,951

Short Term Holdings 7.3%
US Treasury Bill 1.27%, 10/22/2009	2,000,000		1,994,900
US Treasury Notes 3.5%, 8/15/2009	1,500,000		1,518,458
SSgA U.S. Treasury Money Market Fund	2,293,095	shs.	2,293,095

Total Short-Term Holdings			5,806,453

Total Investments 119.0%			94,204,278

Other Assets Less Liabilities (19.0)%			(15,013,894)

Net Assets 100.0%			$79,190,384

Ø	Securities issued by these agencies are neither guaranteed nor issued by the United States Government.

ØØ

Investments in mortgage-backed securities are subject to principal paydowns. As a result of prepayments from refinancing or satisfaction of the underlying mortgage instruments, the average life may be less than the original maturity. This in turn may impact the ultimate yield realized from these investments.

ØØØ	At March 31, 2009, these securities with a total value of $18,002,343 were held as collateral for the TBA securities.

*	The security may be offered and sold only to a “qualified institutional buyer” under Rule 144A of the Security Act of 1933.

**	Non-income producing security.

***	STRIPS (Separate Trading of Registered Interest and Principal of Securities) Principal is purchased at a discount, receives no interest and receives a single payment at maturity.

#	Floating rate security, the interest rate is reset periodically. The interest rate disclosed reflects the rate in effect at March 31, 2009.

##	Pay-in-kind bond.

†	Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay the indicated coupon rate.

††	Security in default and non-income producing.

TBA	To be announced.

At March 31, 2009, the cost of investments for federal income tax purposes was as follows:

High-Yield Fund	$156,165,945
U.S. Government Securities Fund	91,336,757

The tax basis gross and net unrealized appreciation and depreciation of portfolio securities was as follows:

	Gross Appreciation	Gross Depreciation	Net Appreciation (Depreciation)

High-Yield Fund	$5,896,888	$(20,707,363)	$(14,810,475)
U.S. Government Securities Fund	2,889,338	(21,817)	2,867,521

1. Organization — Seligman High Income Fund Series consists of two separate Funds: Seligman High-Yield Fund (“High-Yield Fund”) and Seligman U. S. Government Securities Fund (“U.S. Government Securities Fund”) (collectively, the “Funds”).

2. Security Valuation — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Fixed income securities not listed on an exchange or security market are valued by independent pricing services based on bid prices, which consider such factors as coupons, maturities, credit ratings, liquidity, specific terms and features, and the US Treasury yield curve, or are valued by RiverSource Investments, LLC, the Fund’s investment manager (the “Manager”), based on quotations provided by primary market makers in such securities. Equity securities not listed on an exchange or security market, or equity securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by the Manager based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Trustees. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility in the US markets. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the Manager believes it approximates fair value. Short-term holdings that mature in more than 60 days are valued at current market quotations until the 60th day prior to maturity and are then valued as described above for securities maturing in 60 days or less. Investments in money market funds are valued at net asset value.

3. Fair Value Measurements - Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” establishes a three-tier hierarchy to classify the assumptions, referred to as inputs, used in valuation techniques (see Security Valuation above) to measure fair value of the Funds’ investments. These inputs are summarized in three broad levels: Level 1 – quoted prices in active markets for identical investments; Level 2 – other significant observable inputs (including quoted prices in inactive markets or for similar investments, interest rates, prepayment speeds, credit risk, etc.); and Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value). Observable inputs are those based on market data obtained from sources independent of the Funds, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

The following is a summary of the value of the Funds’ investments as of March 31, 2009, based on the level of inputs used:

Valuation Inputs	High-Yield Fund	U.S. Government Securities Fund

Level 1 - Quoted Prices in Active Markets for Identical Investments	$9,544,973	$2,293,095
Level 2 - Other Significant Observable Inputs	131,810,497	91,911,183
Level 3 - Significant Unobservable Inputs	—	—

Total	$141,355,470	$94,204,278

4. Risk— Fixed income securities are subject to interest rate risk, credit risk, prepayment risk and market risk. High-yield securities are subject to higher volatility in yield and market value and a greater risk of loss of principal and interest than higher-rated, investment grade fixed income securities.

ITEM 2. CONTROLS AND PROCEDURES.

a.

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN HIGH INCOME FUND SERIES

By:	/S/ PATRICK T. BANNIGAN

Patrick T. Bannigan
President and Chief Executive Officer

Date:	May 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ PATRICK T. BANNIGAN

Patrick T. Bannigan
President and Chief Executive Officer

Date:	May 26, 2009

By:	/S/ LAWRENCE P. VOGEL

Lawrence P. Vogel
Treasurer and Chief Financial Officer

Date:	May 26, 2009

SELIGMAN HIGH INCOME FUND SERIES

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.